Convertible Debt (Tables)	6 Months Ended
Jun. 30, 2024
Convertible Debt
Schedule of convertible debt

Principal amount	$2,625
Less: Unamortized original issue discount	122
Unamortized debt issuance cost	20
2,483
Add: Accrued interest payable	10
$2,493